Note 10 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

HK	(3,161)	(765)	(5,673)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$
Income tax expenses
- Current year	-	-	-
- Prior year	-	-	117
	-	-	117

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

Income before income tax expense	(3,161)	(765)	(5,673)
HK statutory income tax rate	16.5%	16.5%	16.5%
Income tax at HK statutory income tax rate	-	-	-
Tax effect of prior-year tax filing difference	-	-	117
Income tax expense	-	-	117